Segmental information - additional information - Consolidated sales revenue by product (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 31,803	$ 19,316
Other Revenue	1,280	46
Consolidated sales revenue	33,083	19,362
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales
Disclosure of products and services [line items]
Gross product sales	1,545	971
Gross product sales
Disclosure of products and services [line items]
Consolidated sales revenue	34,628	20,333
Iron Ore
Disclosure of products and services [line items]
Revenue from contracts with customers	21,964	12,182
Other Revenue	1,108	82
Consolidated sales revenue	23,072	12,264
Aluminium, Alumina and Bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	5,733	4,454
Other Revenue	84	(19)
Consolidated sales revenue	5,817	4,435
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	1,472	642
Other Revenue	77	(9)
Consolidated sales revenue	1,549	633
Industrial minerals
Disclosure of products and services [line items]
Revenue from contracts with customers	1,141	991
Other Revenue	4	(7)
Consolidated sales revenue	1,145	984
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	506	214
Other Revenue	(6)	4
Consolidated sales revenue	500	218
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	160	141
Other Revenue	0	0
Consolidated sales revenue	160	141
Other products(b)
Disclosure of products and services [line items]
Revenue from contracts with customers	827	692
Other Revenue	13	(5)
Consolidated sales revenue	840	687
Uranium
Disclosure of products and services [line items]
Consolidated sales revenue	$ 76	$ 149